Segment reporting (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment reporting
Total revenue	R$ 612,324	R$ 429,701	R$ 354,035
Brazil
Segment reporting
Total revenue	531,569	357,717	311,699
EUA
Segment reporting
Total revenue	31,701	26,828	20,143
South Africa
Segment reporting
Total revenue	2,131	4,454	8,070
Argentina
Segment reporting
Total revenue	5,875	2,829	0
Mexico
Segment reporting
Total revenue	11,037	5,489	0
Switzerland
Segment reporting
Total revenue	8,118	18,024	0
Others
Segment reporting
Total revenue	R$ 21,893	R$ 14,360	R$ 14,123